UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number   811-00043

DWS Investment Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
 (Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2011

ITEM 1.	REPORT TO STOCKHOLDERS

MARCH 31, 2011 Semiannual Report to Shareholders

DWS Mid Cap Growth Fund

Contents
4 Performance Summary
7 Information About Your Fund's Expenses
9 Portfolio Summary
11 Investment Portfolio
17 Statement of Assets and Liabilities
19 Statement of Operations
20 Statement of Changes in Net Assets
21 Financial Highlights
26 Notes to Financial Statements
35 Summary of Management Fee Evaluation by Independent Fee Consultant
39 Account Management Resources
40 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Stocks of medium-sized companies involve greater risk than securities of larger, more-established companies. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary March 31, 2011
Average Annual Total Returns as of 3/31/11
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	24.70%	33.60%	4.38%	1.31%	4.74%
Class B	24.17%	32.43%	3.51%	0.48%	3.89%
Class C	24.24%	32.61%	3.53%	0.50%	3.90%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	17.53%	25.92%	2.34%	0.11%	4.12%
Class B (max 4.00% CDSC)	20.17%	29.43%	2.88%	0.31%	3.89%
Class C (max 1.00% CDSC)	23.24%	32.61%	3.53%	0.50%	3.90%
No Sales Charges
Class S	24.96%	34.10%	4.62%	1.56%	4.90%
Institutional Class	24.91%	34.30%	4.79%	1.64%	5.05%
Russell Midcap® Growth Index+	22.97%	26.60%	7.63%	4.93%	6.94%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2011 are 1.40%, 2.37%, 2.18%, 1.09% and 1.09% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class A, B and C shares for the period prior to their inception on June 28, 2002 and for Class S shares for the periods prior to its inception on February 1, 2005 are derived from the historical performance of Investment Class shares of DWS Mid Cap Growth Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. On October 20, 2006, Investment Class shares were converted into Class S shares. Any difference in expenses will affect performance.
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Mid Cap Growth Fund — Class A [] Russell Midcap Growth Index+

Yearly periods ended March 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Russell Midcap® Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value: 3/31/11	$15.67	$14.66	$14.65	$15.85	$16.02
9/30/10	$12.75	$11.87	$11.87	$12.91	$13.16
Distribution Information: Six Months as of 3/31/11: Income Dividends	$.21	$.07	$.09	$.26	$.38

Lipper Rankings — Mid-Cap Growth Funds Category as of 3/31/11
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	66	of	418	16
3-Year	290	of	379	77
5-Year	282	of	323	88
Class B 1-Year	86	of	418	21
3-Year	312	of	379	83
5-Year	298	of	323	92
Class C 1-Year	83	of	418	20
3-Year	309	of	379	82
5-Year	296	of	323	92
Class S 1-Year	51	of	418	13
3-Year	286	of	379	76
5-Year	275	of	323	85
Institutional Class 1-Year	49	of	418	12
3-Year	281	of	379	74
5-Year	271	of	323	84
10-Year	143	of	205	70

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class B shares limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2010 to March 31, 2011).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.
Expenses and Value of a $1,000 Investment for the six months ended March 31, 2011
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 10/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/11	$1,247.00	$1,241.70	$1,242.40	$1,249.60	$1,249.10
Expenses Paid per $1,000*	$7.45	$12.24	$11.85	$5.78	$5.66
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 10/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/11	$1,018.30	$1,014.01	$1,014.36	$1,019.80	$1,019.90
Expenses Paid per $1,000*	$6.69	$11.00	$10.65	$5.19	$5.09

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS Mid Cap Growth Fund	1.33%	2.19%	2.12%	1.03%	1.01%

For more information, please refer to the Fund's prospectus.

Portfolio Summary
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	3/31/11	9/30/10

Common Stocks	97%	97%
Cash Equivalents	3%	3%
	100%	100%

Sector Diversification (As a % of Common Stocks)	3/31/11	9/30/10

Information Technology	22%	23%
Consumer Discretionary	18%	18%
Health Care	14%	16%
Industrials	13%	13%
Energy	11%	11%
Financials	9%	7%
Materials	6%	5%
Consumer Staples	5%	4%
Telecommunication Services	2%	3%
	100%	100%

Asset allocation and sector diversification are subject to change.
Ten Largest Equity Holdings at March 31, 2011 (15.6% of Net Assets)
1. Deckers Outdoor Corp. Designs and markets function-oriented footwear and apparel	1.9%
2. SXC Health Solutions Corp. Provides pharmacy and health care services	1.7%
3. Herbalife Ltd. Sells weight management, nutritional supplement and personal care products	1.7%
4. Questcor Pharmaceuticals, Inc. A biopharmaceutical company	1.6%
5. BorgWarner, Inc. Supplies engineered systems and components	1.6%
6. Darden Restaurants, Inc. Operator of restaurant services	1.5%
7. Panera Bread Co. Owns and franchises bakery cafes	1.4%
8. Salesforce.com, Inc. Provides software on demand	1.4%
9. Children's Place Retail Stores, Inc. Operator of apparel and accessories for newborn to 12-year-old children	1.4%
10. Tiffany & Co. Operator of jewelry and gift stores	1.4%

Portfolio holdings are subject to change.

For more complete details about the Fund's investment portfolio, see page 11. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of March 31, 2011 (Unaudited)
	Shares	Value ($)

Common Stocks 97.5%
Consumer Discretionary 17.6%
Auto Components 2.6%
BorgWarner, Inc.* (a)	83,631	6,664,554
Gentex Corp. (a)	149,779	4,530,815
		11,195,369
Hotels Restaurants & Leisure 3.0%
Darden Restaurants, Inc.	131,284	6,449,983
Panera Bread Co. "A"* (a)	47,913	6,084,951
		12,534,934
Household Durables 1.1%
Jarden Corp. (a)	127,636	4,540,013
Internet & Catalog Retail 1.2%
Priceline.com, Inc.* (a)	9,883	5,005,146
Specialty Retail 6.6%
Advance Auto Parts, Inc. (a)	81,285	5,333,922
Children's Place Retail Stores, Inc.* (a)	117,195	5,839,827
Guess?, Inc. (a)	143,600	5,650,660
Tiffany & Co. (a)	94,991	5,836,247
Urban Outfitters, Inc.* (a)	174,474	5,204,559
		27,865,215
Textiles, Apparel & Luxury Goods 3.1%
Deckers Outdoor Corp.* (a)	94,306	8,124,462
Hanesbrands, Inc.*	188,920	5,108,397
		13,232,859
Consumer Staples 5.1%
Food Products 2.3%
Diamond Foods, Inc. (a)	91,265	5,092,587
Green Mountain Coffee Roasters, Inc.* (a)	69,547	4,493,432
		9,586,019
Household Products 1.2%
Church & Dwight Co., Inc. (a)	62,332	4,945,421
Personal Products 1.6%
Herbalife Ltd.	86,195	7,012,825
Energy 11.1%
Energy Equipment & Services 7.4%
Cameron International Corp.* (a)	73,237	4,181,833
Complete Production Services, Inc.*	148,784	4,732,819
Core Laboratories NV (a)	36,649	3,744,428
Dresser-Rand Group, Inc.*	83,743	4,490,299
FMC Technologies, Inc.* (a)	56,277	5,317,051
McDermott International, Inc.*	193,374	4,909,766
National Oilwell Varco, Inc.	52,555	4,166,035
		31,542,231
Oil, Gas & Consumable Fuels 3.7%
Concho Resources, Inc.* (a)	50,920	5,463,716
Pioneer Natural Resources Co.	26,226	2,672,954
Ultra Petroleum Corp.* (a)	82,700	4,072,975
Whiting Petroleum Corp.* (a)	45,030	3,307,454
		15,517,099
Financials 8.8%
Capital Markets 4.9%
Affiliated Managers Group, Inc.* (a)	30,638	3,350,878
Invesco Ltd.	129,723	3,315,720
Jefferies Group, Inc. (a)	87,531	2,183,023
Lazard Ltd. "A" (a)	104,244	4,334,465
Och-Ziff Capital Management Group "A" (Limited Partnership) (a)	252,759	4,125,027
TD Ameritrade Holding Corp. (a)	168,799	3,522,835
		20,831,948
Commercial Banks 1.7%
Huntington Bancshares, Inc. (a)	378,689	2,514,495
Prosperity Bancshares, Inc. (a)	65,868	2,817,175
Zions Bancorp. (a)	84,956	1,959,085
		7,290,755
Diversified Financial Services 1.4%
Portfolio Recovery Associates, Inc.* (a)	66,715	5,679,448
Insurance 0.8%
W.R. Berkley Corp. (a)	104,400	3,362,724
Health Care 13.6%
Biotechnology 1.4%
Onyx Pharmaceuticals, Inc.*	56,753	1,996,571
Regeneron Pharmaceuticals, Inc.* (a)	90,749	4,078,260
		6,074,831
Health Care Equipment & Supplies 2.0%
Kinetic Concepts, Inc.* (a)	97,140	5,286,359
Thoratec Corp.*	123,928	3,213,453
		8,499,812
Health Care Providers & Services 4.1%
AmerisourceBergen Corp. (a)	137,589	5,443,021
Centene Corp.* (a)	134,003	4,419,419
Fresenius Medical Care AG & Co. KGaA (ADR) (a)	67,655	4,568,065
Laboratory Corp. of America Holdings* (a)	33,593	3,094,923
		17,525,428
Health Care Technology 2.2%
Cerner Corp.* (a)	17,090	1,900,408
SXC Health Solutions Corp.*	132,196	7,244,341
		9,144,749
Life Sciences Tools & Services 1.4%
Life Technologies Corp.*	73,634	3,859,894
QIAGEN NV* (a)	97,625	1,957,381
		5,817,275
Pharmaceuticals 2.5%
Hospira, Inc.*	68,514	3,781,973
Questcor Pharmaceuticals, Inc.* (a)	482,950	6,959,309
		10,741,282
Industrials 12.8%
Aerospace & Defense 1.1%
BE Aerospace, Inc.*	129,890	4,614,992
Commercial Services & Supplies 1.0%
Stericycle, Inc.* (a)	46,738	4,144,258
Electrical Equipment 2.6%
Babcock & Wilcox Co.*	76,050	2,538,549
General Cable Corp.* (a)	131,396	5,689,447
Thomas & Betts Corp.*	46,483	2,764,344
		10,992,340
Machinery 5.9%
Flowserve Corp.	37,956	4,888,733
Gardner Denver, Inc. (a)	48,180	3,759,485
Joy Global, Inc. (a)	56,072	5,540,474
Terex Corp.* (a)	157,166	5,821,429
Timken Co.	93,922	4,912,121
		24,922,242
Professional Services 1.0%
Robert Half International, Inc. (a)	147,752	4,521,211
Road & Rail 1.2%
Kansas City Southern*	94,021	5,119,443
Information Technology 21.0%
Communications Equipment 3.1%
F5 Networks, Inc.*	42,297	4,338,403
Harris Corp. (a)	43,424	2,153,830
Juniper Networks, Inc.* (a)	92,312	3,884,489
Polycom, Inc.* (a)	54,929	2,848,069
		13,224,791
Computers & Peripherals 1.9%
NetApp, Inc.* (a)	96,824	4,664,980
Western Digital Corp.*	95,774	3,571,413
		8,236,393
Electronic Equipment, Instruments & Components 0.8%
Itron, Inc.* (a)	57,866	3,265,957
Internet Software & Services 0.9%
Equinix, Inc.* (a)	41,284	3,760,972
IT Services 2.0%
Cognizant Technology Solutions Corp. "A"* (a)	67,792	5,518,269
Syntel, Inc.	58,032	3,031,011
		8,549,280
Semiconductors & Semiconductor Equipment 6.0%
Analog Devices, Inc. (a)	76,014	2,993,431
ARM Holdings PLC (ADR) (a)	96,993	2,732,293
ASML Holding NV*	57,199	2,545,356
Cavium Networks, Inc.* (a)	88,096	3,958,153
First Solar, Inc.* (a)	22,327	3,591,075
Marvell Technology Group Ltd.*	142,867	2,221,582
Micron Technology, Inc.* (a)	193,116	2,213,109
Netlogic Microsystems, Inc.*	65,575	2,755,462
Novellus Systems, Inc.*	67,580	2,509,245
		25,519,706
Software 6.3%
BMC Software, Inc.*	40,732	2,026,010
Check Point Software Technologies Ltd.* (a)	61,389	3,133,908
Concur Technologies, Inc.* (a)	80,276	4,451,304
MICROS Systems, Inc.*	62,809	3,104,649
Red Hat, Inc.* (a)	92,341	4,191,358
Rovi Corp.* (a)	69,086	3,706,464
Salesforce.com, Inc.* (a)	44,107	5,891,813
		26,505,506
Materials 5.5%
Chemicals 1.5%
Scotts Miracle-Gro Co. "A"	48,418	2,800,981
Solutia, Inc.*	147,431	3,744,748
		6,545,729
Containers & Packaging 0.7%
Crown Holdings, Inc.* (a)	78,133	3,014,371
Metals & Mining 2.6%
Cliffs Natural Resources, Inc.	44,700	4,393,116
Molycorp, Inc.* (a)	50,063	3,004,781
Thompson Creek Metals Co., Inc.*	286,457	3,592,171
		10,990,068
Paper & Forest Products 0.7%
Schweitzer-Mauduit International, Inc. (a)	56,834	2,876,369
Telecommunication Services 2.0%
Wireless Telecommunication Services
American Tower Corp. "A"*	73,520	3,809,806
MetroPCS Communications, Inc.*	286,985	4,660,637
		8,470,443
Total Common Stocks (Cost $287,179,059)		413,219,454

Securities Lending Collateral 46.7%
Daily Assets Fund Institutional, 0.22% (b) (c) (Cost $198,059,905)	198,059,905	198,059,905

Cash Equivalents 2.8%
Central Cash Management Fund, 0.17% (b) (Cost $11,994,396)	11,994,396	11,994,396

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $497,233,360)+	147.0	623,273,755
Other Assets and Liabilities, Net	(47.0)	(199,422,082)
Net Assets	100.0	423,851,673

* Non-income producing security

+ The cost for federal income tax purposes was $500,823,622. At March 31, 2011, net unrealized appreciation for all securities based on tax cost was $122,450,133. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $128,440,162 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,990,029.

(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at March 31, 2011 amounted to $194,071,427, which is 45.8% of net assets.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks (d)	$413,219,454	$—	$—	$413,219,454
Short-Term Investments (d)	210,054,301	—	—	210,054,301
Total	$623,273,755	$—	$—	$623,273,755

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2011.

(d) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of March 31, 2011 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $287,179,059) — including $194,071,427 of securities loaned	$413,219,454
Investment in Daily Assets Fund Institutional (cost $198,059,905)*	198,059,905
Investment in Central Cash Management Fund (cost $11,994,396)	11,994,396
Total investments, at value (cost $497,233,360)	623,273,755
Cash	10,000
Receivable for investments sold	646,367
Receivable for Fund shares sold	63,326
Dividends receivable	108,620
Interest receivable	15,636
Foreign taxes recoverable	1,873
Other assets	59,198
Total assets	624,178,775
Liabilities
Payable upon return of securities loaned	198,059,905
Payable for investments purchased	526,984
Payable for Fund shares redeemed	820,327
Accrued management fee	254,016
Other accrued expenses and payables	665,870
Total liabilities	200,327,102
Net assets, at value	$423,851,673
Net Assets Consist of
Distributions in excess of net investment income	(1,603,590)
Net unrealized appreciation (depreciation) on investments	126,040,395
Accumulated net realized gain (loss)	(76,126,361)
Paid-in capital	375,541,229
Net assets, at value	$423,851,673

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.
Statement of Assets and Liabilities as of March 31, 2011 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($230,857,574 ÷ 14,734,107 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$15.67
Maximum offering price per share (100 ÷ 94.25 of $15.67)	$16.63
Class B Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($5,576,724 ÷ 380,338 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$14.66
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($15,162,572 ÷ 1,035,282 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$14.65
Class S Net Asset Value, offering and redemption price per share ($170,315,201 ÷ 10,747,776 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$15.85
Institutional Class Net Asset Value, offering and redemption price per share ($1,939,602 ÷ 121,066 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$16.02

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended March 31, 2011 (Unaudited)
Investment Income
Income: Dividends	$1,247,825
Income distributions — affiliated cash management vehicles	8,681
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	103,969
Total income	1,360,475
Expenses: Management fee	1,300,392
Administration fee	200,060
Services to shareholders	515,343
Distribution and service fees	351,916
Reports to shareholders	34,382
Professional fees	35,982
Custodian fee	7,444
Registration fees	26,960
Trustees' fees and expenses	6,188
Other	13,514
Total expenses before expense reductions	2,492,181
Expense reductions	(2,945)
Total expenses after expense reductions	2,489,236
Net investment income (loss)	(1,128,761)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	32,268,169
Change in net unrealized appreciation (depreciation) on investments	55,825,266
Net gain (loss)	88,093,435
Net increase (decrease) in net assets resulting from operations	$86,964,674

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010
Operations: Net investment income (loss)	$(1,128,761)	$(2,294,032)
Net realized gain (loss)	32,268,169	46,526,754
Change in net unrealized appreciation (depreciation)	55,825,266	15,205,470
Net increase (decrease) in net assets resulting from operations	86,964,674	59,438,192
Distributions to shareholders from: Net investment income: Class A	(3,113,781)	—
Class B	(30,223)	—
Class C	(95,832)	—
Class S	(2,930,984)	—
Institutional Class	(28,533)	—
Total distributions	(6,199,353)	—
Fund share transactions: Proceeds from shares sold	35,213,233	35,561,717
Reinvestment of distributions	5,956,282	—
Payments for shares redeemed	(58,192,908)	(74,496,668)
Net increase (decrease) in net assets from Fund share transactions	(17,023,393)	(38,934,951)
Increase from regulatory settlements (see Note F)	—	8,283,050
Increase (decrease) in net assets	63,741,928	28,786,291
Net assets at beginning of period	360,109,745	331,323,454
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $1,603,590 and $5,724,524, respectively)	$423,851,673	$360,109,745

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Class A Years Ended September 30,	2011	a	2010		2009		2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$12.75		$10.45		$11.81		$19.07		$15.70		$15.17
Income (loss) from investment operations: Net investment income (loss)b	(.05)		(.09)		(.02)		(.09)		(.14)		(.14	)e
Net realized and unrealized gain (loss)	3.18		2.11		(1.34)		(4.67)		3.51		.67
Total from investment operations	3.13		2.02		(1.36)		(4.76)		3.37		.53
Less distributions from: Net investment income	(.21)		—		—		—		—		—
Net realized gains	—		—		—		(2.50)		—		—
Total distributions	(.21)		—		—		(2.50)		—		—
Increase from regulatory settlements	—		.28	f	—		—		—		—
Net asset value, end of period	$15.67		$12.75		$10.45		$11.81		$19.07		$15.70
Total Return (%)d	24.70	**	22.01	f	(11.52	)c	(28.43	)c	21.46	c	3.49	c,e
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	231		193		182		236		566		528
Ratio of expenses before expense reductions (%)	1.33	*	1.40		1.39		1.37		1.25		1.35
Ratio of expenses after expense reductions (%)	1.33	*	1.40		1.22		1.25		1.24		1.29
Ratio of net investment income (loss) (%)	(.65	)*	(.75)		(.24)		(.62)		(.76)		(.90	)e
Portfolio turnover rate (%)	26	**	68		90		82		56		53
a For the six months ended March 31, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
d Total return does not reflect the effect of any sales charges.
e Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.002 per share and an increase in the ratio of net investment income of 0.01%. Excluding this non-recurring income, total return would have been 0.01% lower.
f Includes a non-recurring payment from the Advisor, which amounted to $0.236 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements (see Note F). The Fund also received $0.042 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 2.66% lower.
* Annualized
** Not annualized

Class B Years Ended September 30,	2011	a	2010		2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$11.87		$9.82		$11.19	$18.32	$15.21	$14.81
Income (loss) from investment operations: Net investment income (loss)b	(.10)		(.17)		(.09)	(.19)	(.26)	(.25	)e
Net realized and unrealized gain (loss)	2.96		1.96		(1.28)	(4.44)	3.37	.65
Total from investment operations	2.86		1.79		(1.37)	(4.63)	3.11	.40
Less distributions from: Net investment income	(.07)		—		—		—	—
Net realized gains	—		—		—	(2.50)	—	—
Total distributions	(.07)		—		—	(2.50)	—	—
Increase from regulatory settlements	—		.26	f	—	—	—	—
Net asset value, end of period	$14.66		$11.87		$9.82	$11.19	$18.32	$15.21
Total Return (%)c,d	24.17	**	20.88	f	(12.24)	(28.95)	20.45	2.70	e
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6		5		9	16	33	40
Ratio of expenses before expense reductions (%)	2.30	*	2.37		2.51	2.19	2.16	2.21
Ratio of expenses after expense reductions (%)	2.19	*	2.30		2.11	2.00	2.00	2.04
Ratio of net investment income (loss) (%)	(1.51	)*	(1.65)		(1.13)	(1.37)	(1.52)	(1.65	)e
Portfolio turnover rate (%)	26	**	68		90	82	56	53
a For the six months ended March 31, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
d Total return does not reflect the effect of any sales charges.
e Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.002 per share and an increase in the ratio of net investment income of 0.01%. Excluding this non-recurring income, total return would have been 0.01% lower.
f Includes a non-recurring payment from the Advisor, which amounted to $0.220 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements (see Note F). The Fund also received $0.039 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 2.66% lower.
* Annualized
** Not annualized

Class C Years Ended September 30,	2011	a	2010		2009		2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$11.87		$9.80		$11.19		$18.31		$15.20		$14.80
Income (loss) from investment operations: Net investment income (loss)b	(.09)		(.16)		(.09)		(.19)		(.26)		(.25	)e
Net realized and unrealized gain (loss)	2.96		1.97		(1.30)		(4.43)		3.37		.65
Total from investment operations	2.87		1.81		(1.39)		(4.62)		3.11		.40
Less distributions from: Net investment income	(.09)		—		—		—		—		—
Net realized gains	—		—		—		(2.50)		—		—
Total distributions	(.09)		—		—		(2.50)		—		—
Increase from regulatory settlements	—		.26	f	—		—		—		—
Net asset value, end of period	$14.65		$11.87		$9.80		$11.19		$18.31		$15.20
Total Return (%)d	24.24	**	21.12	f	(12.42	)c	(28.90	)c	20.46	c	2.70	c,e
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	15		13		13		17		28		28
Ratio of expenses before expense reductions (%)	2.12	*	2.18		2.30		2.12		2.07		2.09
Ratio of expenses after expense reductions (%)	2.12	*	2.18		2.20		2.00		2.00		2.04
Ratio of net investment income (loss) (%)	(1.44	)*	(1.53)		(1.23)		(1.37)		(1.52)		(1.65	)e
Portfolio turnover rate (%)	26	**	68		90		82		56		53
a For the six months ended March 31, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
d Total return does not reflect the effect of any sales charges.
e Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.002 per share and an increase in the ratio of net investment income of 0.01%. Excluding this non-recurring income, total return would have been 0.01% lower.
f Includes a non-recurring payment from the Advisor, which amounted to $0.221 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements (see Note F). The Fund also received $0.039 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 2.66% lower.
* Annualized
** Not annualized

Class S Years Ended September 30,	2011	a	2010		2009		2008	2007		2006
Selected Per Share Data
Net asset value, beginning of period	$12.91		$10.55		$11.92		$19.17	$15.74		$15.18
Income (loss) from investment operations: Net investment income (loss)b	(.03)		(.05)		(.01)		(.06)	(.08)		(.11	)d
Net realized and unrealized gain (loss)	3.23		2.13		(1.36)		(4.69)	3.51		.67
Total from investment operations	3.20		2.08		(1.37)		(4.75)	3.43		.56
Less distributions from: Net investment income	(.26)		—		—		—	—		—
Net realized gains	—		—		—		(2.50)	—		—
Return of capital	—		—		.00	***	—	—		—
Total distributions	(.26)		—		.00	***	(2.50)	—		—
Increase from regulatory settlements	—		.28	e	—		—	—		—
Net asset value, end of period	$15.85		$12.91		$10.55		$11.92	$19.17		$15.74
Total Return (%)	24.96	**	22.37	e	(11.47	)c	(28.21)	21.79	c	3.69	c,d
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	170		147		126		159	255		213
Ratio of expenses before expense reductions (%)	1.03	*	1.09		1.18		1.01	.99		1.11
Ratio of expenses after expense reductions (%)	1.03	*	1.09		1.13		1.01	.94		1.08
Ratio of net investment income (loss) (%)	(.35	)*	(.44)		(.16)		(.38)	(.46)		(.69	)d
Portfolio turnover rate (%)	26	**	68		90		82	56		53
a For the six months ended March 31, 2011 (Unaudited).
b Based on average shares outstanding during period.
c Total return would have been lower had certain expenses not been reduced.
d Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.002 per share and an increase in the ratio of net investment income of 0.01%. Excluding this non-recurring income, total return would have been 0.01% lower.
e Includes a non-recurring payment from the Advisor, which amounted to $0.239 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements (see Note F). The Fund also received $0.042 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 2.66% lower.
* Annualized
** Not annualized
*** Amount is less than $.005.

Institutional Class Years Ended September 30,	2011	a	2010		2009		2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$13.16		$10.68		$12.09		$19.41		$15.95		$15.38
Income (loss) from investment operations: Net investment income (loss)b	(.03)		.04		(.01)		(.06)		(.10)		(.11	)d
Net realized and unrealized gain (loss)	3.27		2.16		(1.40)		(4.76)		3.56		.68
Total from investment operations	3.24		2.20		(1.41)		(4.82)		3.46		.57
Less distributions from: Net investment income	(.38)		—		—		—		—		—
Net realized gains	—		—		—		(2.50)		—		—
Return of capital	—		—		.00	***	—		—		—
Total distributions	(.38)		—		.00	***	(2.50)		—		—
Increase from regulatory settlements	—		.28	e	—		—		—		—
Net asset value, end of period	$16.02		$13.16		$10.68		$12.09		$19.41		$15.95
Total Return (%)	24.91	**	23.22	e	(11.63	)c	(28.22	)c	21.69	c	3.71	c,d
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		1		1		117		387		412
Ratio of expenses before expense reductions (%)	1.01	*	.30		1.11		1.04		1.03		1.08
Ratio of expenses after expense reductions (%)	1.01	*	.30		1.03		1.00		1.00		1.04
Ratio of net investment income (loss) (%)	(.33	)*	.35		(.05)		(.37)		(.52)		(.65	)d
Portfolio turnover rate (%)	26	**	68		90		82		56		53
a For the six months ended March 31, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
d Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.002 per share and an increase in the ratio of net investment income of 0.01%. Excluding this non-recurring income, total return would have been 0.01% lower.
e Includes a non-recurring payment from the Advisor, which amounted to $0.241 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements (see Note F). The Fund also received $0.043 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 2.66% lower.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Mid Cap Growth Fund (the "Fund") is a diversified series of DWS Investment Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust. The Fund is the successor to DWS Mid Cap Growth Fund, a series of DWS Advisor Funds (the "Predecessor Fund"). On February 1, 2011, the Predecessor Fund transferred all of its assets and liabilities to the Fund. All financial and other information contained herein for periods prior to February 1, 2011, is that of the Predecessor Fund. This transaction has no material effect on an investment in the Fund.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and generally have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders, and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At September 30, 2010, the Fund had a net tax basis capital loss carryforward of approximately $107,999,000, including $26,000,000 inherited from its merger with affiliated funds in fiscal year 2005, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until September 30, 2011 ($25,880,000), September 30, 2012 ($454,000), September 30, 2017 ($14,224,000) and September 30, 2018 ($67,441,000), the respective expiration dates, whichever occurs first, and which may be subject to certain limitations under Sections 382-384 of the Internal Revenue Code.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Under the Act, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this ordering rule, pre-enactment capital loss carryforwards may expire unused, whereas under the previous rules these losses may have been utilized. This change is effective for fiscal years beginning after the date of enactment.

The Fund has reviewed the tax positions for the open tax years as of September 30, 2010 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to net investment losses incurred by the Fund, certain securities sold at a loss, and regulatory settlements. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

During the six months ended March 31, 2011, purchases and sales of investment securities (excluding short-term investments) aggregated $101,249,046 and $127,776,516, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Fund's average daily net assets	.65%
Next $1 billion of such net assets	.60%
Next $2.5 billion of such net assets	.55%
Next $2.5 billion of such net assets	.54%
Next $2.5 billion of such net assets	.53%
Next $2.5 billion of such net assets	.52%
Over $11.5 billion of such net assets	.51%

Accordingly, for the six months ended March 31, 2011, the fee pursuant to the management agreement was equivalent to an annualized effective rate of 0.65% of the Fund's average daily net assets.

For the period from October 1, 2010 through September 30, 2011, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain class as follows:
Class A	1.44%
Class B	2.19%
Class C	2.19%

The Board of Trustees, including the Independent Trustees, approved the Fund's Investment Management Agreement in November 2010. The Fund's Investment Management Agreement is identical to the Predecessor Fund's Investment Management Agreement and, as a result, in approving the Fund's Investment Management Agreement, the Board relied on its considerations for approving the renewal of the Predecessor Fund's Investment Management Agreement in September 2010. A discussion regarding the basis for the Board's approval of the Predecessor Fund's Investment Management Agreement is contained in the annual report for the period ended September 30, 2010.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2011, the Administration Fee was $200,060, of which $35,478 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fees it receives from the Fund. For the six months ended March 31, 2011, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at March 31, 2011
Class A	$227,703	$—	$127,721
Class B	12,354	2,945	8,688
Class C	19,332	—	10,821
Class S	143,802	—	77,296
Institutional Class	913	—	476
	$404,104	$2,945	$225,002

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75%, of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended March 31, 2011, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at March 31, 2011
Class B	$20,702	$3,877
Class C	53,739	9,477
	$74,441	$13,354

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2011, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at March 31, 2011	Annualized Effective Rate
Class A	$252,966	$138,400	.24%
Class B	6,722	3,399	.24%
Class C	17,787	8,881	.25%
	$277,475	$150,680

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2011 aggregated $6,513.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended March 31, 2011, the CDSC for the Fund's Class B and C shares was $6,493 and $681, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended March 31, 2011, DIDI received $7.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended March 31, 2011, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $9,068, of which $5,140 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended March 31, 2011		Year Ended September 30, 2010
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,148,810	$16,478,958	1,966,902	$22,200,685
Class B	13,052	180,716	41,914	448,195
Class C	97,905	1,312,390	180,910	1,960,280
Class S	1,109,823	16,137,967	869,859	10,847,913
Institutional Class	71,178	1,103,202	8,571	104,644
		$35,213,233		$35,561,717
Shares issued to shareholders in reinvestment of distributions
Class A	209,493	$3,002,033	—	$—
Class B	2,180	29,309	—	—
Class C	6,886	92,420	—	—
Class S	193,655	2,804,148	—	—
Institutional Class	1,939	28,372	—	—
		$5,956,282		$—
Shares redeemed
Class A	(1,800,524)	$(25,618,062)	(4,174,190)	$(47,513,369)
Class B	(82,527)	(1,115,029)	(461,072)	(4,902,135)
Class C	(167,077)	(2,247,206)	(442,548)	(4,763,087)
Class S	(1,964,979)	(28,848,179)	(1,434,515)	(16,506,115)
Institutional Class	(24,545)	(364,432)	(70,112)	(811,962)
		$(58,192,908)		$(74,496,668)
Net increase (decrease)
Class A	(442,221)	$(6,137,071)	(2,207,288)	$(25,312,684)
Class B	(67,295)	(905,004)	(419,158)	(4,453,940)
Class C	(62,286)	(842,396)	(261,638)	(2,802,807)
Class S	(661,501)	(9,906,064)	(564,656)	(5,658,202)
Institutional Class	48,572	767,142	(61,541)	(707,318)
		$(17,023,393)		$(38,934,951)

F. Regulatory Settlements

On December 21, 2006, the Advisor settled proceedings with the SEC and the New York Attorney General regarding alleged improper trading of fund shares. For the year ended September 31, 2010, in accordance with the distribution plan, developed by a distribution consultant, settlement proceeds were distributed to affected shareholders of the Fund, and unclaimed proceeds were then paid to the Fund in the amount of $7,039,560. In addition, the Fund received $1,243,490 of non-affiliated regulatory settlements. These payments are included in "Increase from regulatory settlements" in the Statement of Changes in Net Assets.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 3, 2010

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2010, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, and 2009.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 118 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Classes A, B, C and Institutional Class:
(800) 621-1048
For shareholders of Class S:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	SMCAX	SMCBX	SMCCX	SMCSX	BTEAX
CUSIP Number	23338J 632	23338J 624	23338J 616	23338J 590	23338J 582
Fund Number	483	683	783	2383	583

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2010

Notes

Notes

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Mid Cap Growth Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 31, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 31, 2011